[Logo of FirstMerit]

FirstMerit Equity Fund

A Portfolio of FirstMerit Funds

SEMI-ANNUAL REPORT

May 31, 2001

Not FDIC Insured
May Lose Value
No Bank Guarantee

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders of FirstMerit Equity Fund, a portfolio of FirstMerit Funds, for the six-month period from December 1, 2000 through May 31, 2001. The report begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary is a complete listing of the fund's investments and its financial statements.

FirstMerit Equity Fund invests in a diversified portfolio of high-quality stocks across the industrial spectrum. Many of the fund's holdings include prominent, "household name" companies whose products and services you use every day.

In a difficult environment for stocks during the reporting period that saw a decline in the value of the fund's holdings, FirstMerit Equity Fund produced a six-month total return of (17.17)%, or (21.72)% adjusted for the 5.50% sales charge. 1 The fund paid capital gains distributions totaling $1.60 per share. At the end of the reporting period, the fund's net assets totaled $79.7 million.

I urge you to remember that the performance of stocks is best measured over the long term. The short-term volatility that we have been experiencing, while painful, is part of stock investing. For many investors, a price decline presents the opportunity to dollar-cost average, or lower the average cost of their shares by purchasing additional shares at lower prices. 2

Thank you for participating in high-quality stocks through the diversification and professional management of FirstMerit Equity Fund. We will continue to keep you up-to-date on your progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
July 15, 2001

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Because dollar-cost-averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Investment Review

The FirstMerit Equity Fund, because of its overweighting in technology stocks 1 and exposure to telecommunication companies, underperformed the broadly diversified holdings of the Standard & Poor's 500 Index 2 during the six months ended May 31, 2001. The FirstMerit Equity Fund had a return of (17.17)% or ((21.72)% adjusted for the 5.50% sales charge) during the reporting period as compared to the Standard & Poor's 500 Index's return of (3.90)%. However, the fund did compare better against the NASDAQ Composite Index 3 with its larger technology exposure. The NASDAQ Composite Index had a return of (18.65)% during the six months ended May 31, 2001.

Although the fund was overweighted in technology stocks, it maintained its broadly diversified structure. The industry weightings included technology 27.8%, health care 25.4%, capital goods 11.1%, consumer cyclicals 11.9%, financial 10.3%, energy 2.7%, communication services 2.9%, transportation 1.5%, consumer staples 1.1%, and utilities 4.1%. Despite this diversification, the fund's companies were hurt by a weakening economy, an abrupt decline in capital spending, a strong dollar, concerns over potential government imposed drug price caps, and a general lack of visibility when things would turn around.

Going forward, we remain committed to the themes that have driven our stock selection over the past few years. These themes include the need to increase productivity through technology and continued breakthroughs in drug development driven by the rapidly expanding baby boomer market. Beyond these primary themes, the stock selection process also leads us to firms demonstrating an ability to increase market share and margins even under tough economic conditions. These are companies like American International Group, Progressive Corporation, Best Buy, and Tyco International. Also, we are lead to companies entering new product cycles like RF Micro Devices, Oracle, Veritas Software, Amgen, and Allergan, and new pricing cycles like Transocean Sedco Forex. Furthermore, global reach is important in driving scale, so companies like General Electric, Emerson Electric, and Merrill Lynch fit into our selection process. In all of our company selections, we are looking for strong management able to improve returns on inve sted capital while remaining innovative and flexible.

1 Funds whose investments are concentrated in a specific industry or sector, like technology, may be subject to a higher degree of market risk than funds whose investments are diversified.

2 The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

3 The NASDAQ Composite Index is an unmanaged index that measures all NASDAQ domestic and non-U.S.-based common stocks listed on the NASDAQ Stock Market. Investments cannot be made in an index.

We see many very positive elements beginning to be put into place that should lead to an improving economy as the year progresses. These elements include lower interest rates, increased monetary liquidity, fiscal stimulus through tax cuts and increased government spending, and improving market consumer confidence which should lead to increased spending. We believe the FirstMerit Equity Fund is properly positioned to benefit from these improving market conditions.

/s/ Wesley C. Meinerding

Wesley C. Meinerding
Vice President and Trust Officer
FirstMerit Bank, N.A.

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--98.8%
		Capital Goods--11.1%
40,000		Emerson Electric Co.	$2,708,400
78,600		General Electric Co.	3,851,400
40,000		Tyco International Ltd.	2,298,000

		TOTAL	8,857,800

		Communication Services--2.9%
122,500	[1]	Global Crossing Ltd.	1,555,750
42,500	[1]	Worldcom MCI Group, Inc.	758,200

		TOTAL	2,313,950

		Consumer Cyclical--11.9%
20,000	[1]	Bed Bath & Beyond, Inc.	591,400
61,500	[1]	Best Buy Co., Inc.	3,268,725
46,500		Home Depot, Inc.	2,291,985
20,000		Nike, Inc., Class B	822,000
48,000		Wal-Mart Stores, Inc.	2,484,000

		TOTAL	9,458,110

		Consumer Staples--1.1%
20,000		PepsiCo, Inc.	895,200

		Energy--2.7%
40,000		Transocean Sedco Forex, Inc.	2,138,000

		Financials--10.3%
31,639		American International Group, Inc.	2,562,759
20,000		Merrill Lynch & Co., Inc.	1,299,400
20,000		National Golf Properties, Inc.	512,000
20,500		Progressive Corp., OH	2,686,320
60,000		Schwab (Charles) Corp.	1,128,000

		TOTAL	8,188,479

		Health Care--25.4%
20,000	[1]	Affymetrix, Inc.	785,000
12,000		Allergan, Inc.	1,076,400
60,000	[1]	Amgen, Inc.	3,982,800
40,000	[1]	Forest Laboratories, Inc., Class A	2,962,400
32,000		Medtronic, Inc.	1,375,360
182,500		Pfizer, Inc.	7,827,425
35,000		Pharmacia Corp.	1,699,600
51,352	[1]	Thoratec Corp.	559,737

		TOTAL	20,268,722

		Technology--27.8%
20,000	[1]	Applied Materials, Inc.	998,600
20,000	[1]	BEA Systems, Inc.	717,600
35,000	[1]	Brocade Communications Systems, Inc.	1,365,000
10,000	[1]	CIENA Corp.	541,500
125,000	[1]	Cisco Systems, Inc.	2,407,500
43,000	[1]	Conexant Systems, Inc.	364,640
36,000		Corning, Inc.	681,120
48,000	[1]	EMC Corp. Mass	1,516,800
68,000		Intel Corp.	1,836,680
42,000	[1]	JDS Uniphase Corp.	701,820
1,766	[1]	McDATA Corp., Class A	44,786
30,000	[1]	Oracle Corp.	459,000
40,000	[1]	Qualcomm, Inc.	2,429,600
60,000	[1]	RF Micro Devices, Inc.	1,564,800
200,000	[1]	Sun Microsystems, Inc.	3,294,000
40,000		Texas Instruments, Inc.	1,364,800
28,000	[1]	Veritas Software Corp.	1,845,480

		TOTAL	22,133,726

		Transportation--1.5%
20,000		United Parcel Service, Inc., Class B	1,189,000

		Utilities--4.1%
18,000		Duke Energy Corp.	822,960
18,000		Dynegy, Inc., Class A	887,400
30,000		Enron Corp.	1,587,300

		TOTAL	3,297,660

		TOTAL COMMON STOCKS (IDENTIFIED COST $63,143,676)	78,740,647

		MUTUAL FUNDS--1.2%
551,510		SSGA US Government Money Market Fund, Series A	551,510
389,785		Seven Seas Money Market Fund	389,785

		TOTAL MUTUAL FUNDS SHARES (AT AMORTIZED COST)	941,295

		TOTAL INVESTMENTS (IDENTIFIED COST $64,084,971) [2]	$79,681,942

1 Non-income producing security.
2 The cost of investments for federal tax purposes amounts to $64,084,971. The net unrealized appreciation of investments on a federal tax basis amounts to $15,596,971 which is comprised of $29,652,071 appreciation and $14,055,100 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($79,663,725) at May 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $64,084,971)		$79,681,942
Income receivable		59,385
Receivable for shares sold		3,333

TOTAL ASSETS		79,744,660

Liabilities:
Payable for shares redeemed	$250
Payable to bank	3,333
Accrued expenses	77,352

TOTAL LIABILITIES		80,935

Net assets for 4,219,958 shares outstanding		$79,663,725

Net Assets Consist of:
Paid in capital		$66,949,649
Net unrealized appreciation of investments		15,596,971
Accumulated net realized loss on investments		(2,564,803)
Net operating loss		(318,092)

TOTAL NET ASSETS		$79,663,725

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($79,663,725 ÷ 4,219,958 shares outstanding)		$18.88

Offering Price Per Share (100/94.50 of $18.88) [1]		$19.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $79)		$200,883
Interest		38,727

TOTAL INCOME		239,610

Expenses:
Investment adviser fee	$317,864
Administrative personnel and services fee	61,935
Custodian fees	5,275
Transfer and dividend disbursing agent fees and expenses	15,649
Directors'/Trustees' fees	3,030
Auditing fees	6,650
Legal fees	2,415
Portfolio accounting fees	22,370
Shareholder services fee	105,955
Share registration costs	6,921
Printing and postage	7,617
Insurance premiums	455
Miscellaneous	1,566

TOTAL EXPENSES	557,702

Net operating loss		(318,092)

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(2,564,531)
Net change in unrealized appreciation of investments		(13,616,461)

Net realized and unrealized loss on investments		(16,180,992)

Change in net assets resulting from operations		$(16,499,084)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(318,092)	$(641,171)
Net realized gain (loss) on investments	(2,564,531)	6,105,899
Net change in unrealized appreciation of investments	(13,616,461)	(10,878,306)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16,499,084)	(5,413,578)

Distributions to Shareholders:
Distributions from net realized gain on investments	(6,105,705)	(3,923,053)

Share Transactions:
Proceeds from sale of shares	8,397,748	24,384,099
Net asset value of shares issued to shareholders in payment of distributions declared	6,087,456	3,907,305
Cost of shares redeemed	(4,752,966)	(5,056,478)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,732,238	23,234,926

Change in net assets	(12,872,551)	13,898,295

Net Assets:
Beginning of period	92,536,276	78,637,981

End of period	$79,663,725	$92,536,276

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2001	Year Ended November 30,
		2000	1999		1998	1997	1996
Net Asset Value, Beginning of Period	$24.27	$26.08	$19.71		$17.69	$15.14	$12.69
Income From Investment Operations:
Net investment income (net operating loss)	(0.08)	0.00	(0.06)		0.01	0.04	0.07
Net realized and unrealized gain (loss) on investments	(3.71)	(0.51)	7.08		2.97	3.19	2.61

TOTAL FROM INVESTMENT OPERATIONS	(3.79)	(0.51)	7.02		2.98	3.23	2.68

Less Distributions:
Distributions from net investment income	--	--	(0.00	) [1]	(0.01)	(0.04)	(0.07)
Distributions from net realized gain on investments	(1.60)	(1.30)	(0.65)		(0.95)	(0.64)	(0.16)

TOTAL DISTRIBUTIONS	(1.60)	(1.30)	(0.65)		(0.96)	(0.68)	(0.23)

Net Asset Value, End of Period	$18.88	$24.27	$26.08		$19.71	$17.69	$15.14

Total Return [2]	(17.17)%	(2.51)%	36.49%		18.09%	22.34%	21.38%

Ratios to Average Net Assets:
Expenses	1.32%[3]	1.09%	1.05%		1.03%	1.11%	1.13%
Net investment income (net operating loss)	(0.75)%[3]	(0.64)%	(0.26)%		0.08%	0.24%	0.51%
Expense waiver/reimbursement [4]	--	0.00%[5]	0.05%		0.15%	0.15%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,664	$92,536	$78,638		$58,321	$48,889	$42,858
Portfolio turnover	8%	18%	28%		30%	44%	49%

1 Amount distributed represents less than $0.01 per share.
2 Based on net asset value, which doesn't reflect the sales charge or contingent deferred sales charge, if applicable.
3 Computed on an annualized basis.
4 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.
5 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 5/31/2001	Year Ended 11/30/2000

Shares sold	405,384	825,720
Shares issued to shareholders in payment of distributions declared	246,455	143,335
Shares redeemed	(244,146)	(171,713)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	407,693	797,342

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Advisors, Inc., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of average aggregate daily net assets of the Trust.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. For the six months ended May 31, 2001, the Fund did not pay or accrue the distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$10,737,033
Sales	$6,431,021

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue
Chairman

Peter J. Germain
President

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Beth S. Broderick
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

Victor R. Siclari
 Assistant Secretary

Geoffrey N. Taylor
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

FirstMerit Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944102

G01234-01 (7/01)

[Logo of FirstMerit]

FirstMerit Government
Money Market Fund

A Portfolio Of FirstMerit Funds

SEMI-ANNUAL REPORT

May 31, 2001

Not FDIC Insured
May Lose Value
No Bank Guarantee

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of FirstMerit Government Money Market Fund, a portfolio of FirstMerit Funds, for the six-month period from December 1, 2000 through May 31, 2001. This report includes an investment review by the portfolio manager, a complete list of the fund's investments and its financial statements.

This money market fund gives you a convenient way to pursue daily income on your cash, while offering you the additional advantages of daily liquidity and stability of principal. The fund holds some of the safest investments available--short-term U.S. government obligations.

During the reporting period, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.03 per share while maintaining a stable share value of $1.00.1 The fund's net assets reached $210.7 million on the last day of the reporting period.

Thank you for keeping your cash working on a daily basis through FirstMerit Government Money Market Fund. We'll continue to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
July 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

The FirstMerit Government Money Market Fund maintained an average maturity range of 40-60 days throughout the reporting period, investing primarily in agency discount paper. The agency discount market offered attractive yields versus treasuries through the period. Agency purchases were made to hold the maturity range near 60 days. This would take advantage of a continued easing process from the Federal Reserve Board (the "Fed") which would continue to drive down short-term rates. The drop in the federal funds target rate of 250 basis points pushed down money market yields through the year. The Fed maintained a bias toward further weakness as the economic slowdown continued. Adding to the decline in yields was the weakness in the equity market which increased demand for short-term government paper.

The fund continues to follow a tax-advantaged strategy. We currently invest in issues with interest exempt from state and local taxes. Investments continue to be concentrated in agency discount paper. We plan to continue to ladder issues in an attempt to maximize yield to shareholders, while providing regular opportunities for reinvestment. We will monitor the interest rate environment closely and stand prepared to invest the fund to help optimize yield potential within the high quality standards of the fund.

/s/ Jeff A. Doerfler

Jeff A. Doerfler
Trust Officer & Portfolio Manager
FirstMerit Bank, N.A.

Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--100.0%
		Federal Farm Credit Bank Discount Note--14.1%
$30,000,000	[1]	3.820% - 4.820%, 6/7/2001 - 9/24/2001	$29,774,939
		Federal Farm Credit Bank--28.5%
60,000,000		4.100% - 6.400%, 6/1/2001 - 11/1/2001	60,000,000
		Federal Home Loan Bank Discount Note--55.0%
116,191,000	[1]	3.850% - 5.180%, 6/1/2001 - 1/4/2002	115,846,337
		Federal Home Loan Bank Note--2.4%
5,000,000		4.300%, 5/23/2002	5,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$210,621,276

1 Discount rate at time of purchase.
2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($210,716,509) at May 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$210,621,276
Cash		652
Income receivable		866,828

TOTAL ASSETS		211,488,756

Liabilities:
Income distribution payable	$764,045
Accrued expenses	8,202

TOTAL LIABILITIES		772,247

Net assets for 210,716,509 shares outstanding		$210,716,509

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$210,716,509 ÷ 210,716,509 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statement

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Interest		$5,838,580

Expenses:
Investment adviser fee	$525,018
Administrative personnel and services fee	153,461
Custodian fees	5,888
Transfer and dividend disbursing agent fees and expenses	35,411
Directors'/Trustees' fees	3,032
Auditing fees	6,640
Legal fees	2,405
Portfolio accounting fees	27,686
Share registration costs	8,694
Printing and postage	14,119
Insurance premiums	611
Miscellaneous	2,646

TOTAL EXPENSES	785,611

Waiver of investment adviser fee	(210,007)

Net expenses		575,604

Net investment income		$5,262,976

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,262,976	$ 10,770,360

Distributions to Shareholders:
Distributions from net investment income	(5,262,976)	(10,770,360)

Share Transactions:
Proceeds from sale of shares	249,795,380	334,720,358
Net asset value of shares issued to shareholders in payment of distributions declared	1,383,759	3,519,855
Cost of shares redeemed	(240,392,092)	(339,738,497)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,787,047	(1,498,284)

Change in net assets	10,787,047	(1,498,284)

Net Assets:
Beginning of period	199,929,462	201,427,746

End of period	$210,716,509	$199,929,462

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2001	Year Ended November 30,
		2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.06	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.54%	5.69%	4.50%	4.92%	4.93%	4.83%

Ratios to Average Net Assets:
Expenses	0.55%[2]	0.56%	0.57%	0.60%	0.60%	0.63%
Net investment income	5.01%[2]	5.54%	4.44%	4.82%	4.84%	4.73%
Expense waiver/reimbursement [3]	0.20%[2]	0.20%	0.20%	0.20%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$210,717	$199,929	$201,428	$134,989	$123,165	$85,230

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
2 Computed on an annualized basis.
3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

FirstMerit Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of FirstMerit Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal by investing in short-term U.S. government securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 5/31/2001	Year Ended 11/30/2000
Shares sold	249,795,380	334,720,358
Shares issued to shareholders in payment of distributions declared	1,383,759	3,519,855
Shares redeemed	(240,392,092)	(339,738,497)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,787,047	(1,498,284)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

FirstMerit Advisors, Inc., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue
Chairman

Peter J. Germain
President

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Beth S. Broderick
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

Victor R. Siclari
Assistant Secretary

Geoffrey N. Taylor
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.

FirstMerit Government Money Market Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6224
Cusip 337944201

G00580-03 (7/01)